CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,125,565)	$ (28,022)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	4,694	5,990
Amortization of right-of-use assets	178,681	176,382
Inventory provision included in cost of sales	240,312	0
Inventory loss included in cost of sales	186,383	0
Stock-based compensation expense	318,137	0
Write off of other receivables	30,920	0
Changes in operating assets and liabilities:
Accounts receivable	(70,611)	65,142
Inventories	(182,531)	162,276
Prepaid expenses and other current assets	46,058	(254,853)
Accounts payables		(706)
Accrued expenses and other payables	(23,447)	140,295
Value added and other taxes payable	0	42,691
Net cash (used in)/provided by operating activities	(396,969)	309,195
Cash flows from investing activities:
Purchase of property, plant and equipment	0	(5,632)
Net cash on acquisition	0	4,644
Net cash used in investing activities	0	(988)
Cash flows from financing activities:
Proceeds from private placement	234,000	50,000
Payment for cancellation of shares	0	(50,000)
Proceeds from bank loans	567,431	663,505
Repayment of bank loan	(402,254)	(460,030)
Advances to related companies	(136,135)	(299,010)
Net cash used in financing activities	263,042	(95,535)
Effect of exchange rate changes on cash	41,056	(78,872)
Net (decrease)/increase in cash	(92,871)	133,800
Cash at beginning of year	194,590	60,790
Cash at end of year	101,719	194,590
Supplemental information:
Cash paid for income tax	11,119	660
Cash paid for interests	35,361	24,250
Major non-cash transactions:
Right of use assets obtained in exchange for operating lease obligations	$ 37,611	$ 1,148,422